Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Interest income
Debt securities (1)		$ 14,406	$ 12,946	[1]	$ 11,244	[1]
Mortgage loans held for sale		777	786		784
Loans held for sale (1)		140	50	[1]	38	[1]
Loans		43,974	41,388		39,505
Equity securities (1)		992	799	[1]	635	[1]
Other interest income (1)		4,358	2,940	[1]	1,457	[1]
Total interest income		64,647	58,909		53,663
Interest expense
Deposits		5,622	3,013		1,395
Short-term borrowings		1,717	758		330
Long-term debt		6,703	5,157		3,830
Other interest expense		610	424		354
Total interest expense		14,652	9,352		5,909
Net interest income		49,995	49,557		47,754
Provision for credit losses		1,744	2,528		3,770
Net interest income after provision for credit losses		48,251	47,029		43,984
Noninterest income
Mortgage banking		3,017	4,350		6,096
Insurance		429	1,049		1,268
Net gains from trading activities (1)		602	542	[1]	610	[1]
Net gains on debt securities (2)	[2]	108	479		942
Net gains from equity securities (1)(3)	[3]	1,515	1,779	[1]	1,103	[1]
Lease income		1,753	1,907		1,927
Other		2,473	1,603		1,289
Total noninterest income		36,413	38,832		40,513
Noninterest expense
Salaries		17,834	17,363		16,552
Commission and incentive compensation		10,264	10,442		10,247
Employee benefits		4,926	5,566		5,094
Equipment		2,444	2,237		2,154
Net occupancy		2,888	2,849		2,855
Core deposit and other intangibles		1,058	1,152		1,192
FDIC and other deposit assessments		1,110	1,287		1,168
Other		15,602	17,588		13,115
Total noninterest expense		56,126	58,484		52,377
Income before income tax expense		28,538	27,377		32,120
Income tax expense		5,662	4,917		10,075
Net income before noncontrolling interests		22,876	22,460		22,045
Less: Net income from noncontrolling interests		483	277		107
Wells Fargo net income		22,393	22,183		21,938
Less: Preferred stock dividends and other		1,704	1,629		1,565
Wells Fargo net income applicable to common stock		$ 20,689	$ 20,554		$ 20,373
Per share information
Earnings per common share (in dollars per share)		$ 4.31	$ 4.14		$ 4.03
Diluted earnings per common share (in dollars per share)		$ 4.28	$ 4.10		$ 3.99
Average common shares outstanding (in shares)		4,799.7	4,964.6		5,052.8
Diluted average common shares outstanding (in shares)		4,838.4	5,017.3		5,108.3
Service charges on deposit accounts
Noninterest income
Fee income		$ 4,716	$ 5,111		$ 5,372
Trust and investment fees
Noninterest income
Fee income		14,509	14,495		14,243
Card fees
Noninterest income
Fee income		3,907	3,960		3,936
Other fees
Noninterest income
Fee income		$ 3,384	$ 3,557		$ 3,727

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of Accounting Standards Update (ASU) 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Total other-than-temporary impairment (OTTI) losses were $17 million, $205 million and $207 million for the years ended December 31, 2018, 2017 and 2016, respectively. Of total OTTI, losses of $28 million, $262 million and $189 million were recognized in earnings, and losses (reversal of losses) of $(11) million, $(57) million and $18 million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.
[3]	(3)Includes OTTI losses of $352 million, $344 million and $453 million for the years ended December 31, 2018, 2017 and 2016, respectively.